Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

As of December 31, 2023, and December 31, 2024, balances with related parties consisted of the following:

	December 31, 2023	December 31, 2024
Assets:
Due from Castor Ships (a) – current	$2,283,209	$1,407,506
Due from Castor Ships (a) – non-current	4,504,340	3,504,667
Due from Pavimar (b) – current	3,366,959	1,405,049
Investment in Toro (c) – non-current	117,537,135	117,560,467
Due from related parties (MPC Capital) (g) - current	—	3,581,070

Liabilities:
Due to Toro (d) – current	541,666	687,500
Current portion of long‐term debt, related party, net (Toro) (e)	—	9,970,623
Long‐term debt, related party, net (Toro) (e)	—	89,921,162
Accrued interest (e)- current	—	364,205
Due to related parties (MPC Capital) (g) - current	$—	$201,521

(a)     Castor Ships:

During the period from September 1, 2020 (being the effective date of the initial Castor Ships Management Agreements), and up to June 30, 2022, pursuant to the terms and conditions stipulated in a master management agreement (the “Master Management Agreement”) and separate commercial ship management agreements (the “Ship Management Agreements”) with Castor Ships (together, the “Castor Ships Management Agreements”), Castor Ships managed the Company’s business and provided commercial ship management, chartering and administrative services to the Company and its vessel owning subsidiaries. During the abovementioned period, the Company and its subsidiaries, in exchange for Castor Ship’s services, paid Castor Ships: (i) a flat quarterly management fee in the amount of $0.3 million for the management and administration of the Company’s business, (ii) a daily fee of $250 per vessel for the provision of the services under the Ship Management Agreements, (iii) a commission rate of 1.25% on all charter agreements arranged by Castor Ships and (iv) a commission of 1% on each vessel sale and purchase transaction.

Effective July 1, 2022, the Company and each of the Company’s vessel owning subsidiaries entered, by mutual consent, into an amended and restated master management agreement with Castor Ships (the “Amended and Restated Master Management Agreement”), appointing Castor Ships as commercial and technical manager for the Company’s vessels. The Amended and Restated Master Management Agreement along with new ship management agreements signed between each vessel owning subsidiary and Castor Ships (together, the “Amended Castor Ship Management Agreements”) superseded in their entirety the Castor Ships Management Agreements. Pursuant to the Amended and Restated Master Management Agreement, Castor Ships manages the Company’s overall business and provides the Company’s vessel owning subsidiaries with a wide range of shipping services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing cybersecurity and general corporate and administrative services, among other matters, which it may choose to subcontract to other parties at its discretion. Castor Ships is generally not liable to the Company for any loss, damage, delay or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence or willful misconduct (for which the Company’s recovery will be limited to two times the Flat Management Fee, as defined below). Notwithstanding the foregoing, Castor Ships will in no circumstances be responsible for the actions of the Company’s crews. The Company has also agreed to indemnify Castor Ships in certain circumstances.

In exchange for the services provided by Castor Ships, the Company and its vessel owning subsidiaries, pay Castor Ships (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of their business (the “Flat Management Fee”), (ii) a commission of 1.25% on all gross income received from the operation of their vessels, and (iii) a commission of 1% on each consummated sale and purchase transaction. In addition, each of the Company’s vessel owning subsidiaries pay Castor Ships a daily management fee of $925 per containership and dry bulk vessel, and, until March 7, 2023, paid a daily management fee of $975 per tanker vessel (collectively, the “Ship Management Fees”) for the provision of the ship management services provided in the Amended and Restated Master Management Agreements. The Ship Management Fees and Flat Management Fee is adjusted annually for inflation on each anniversary of the Amended and Restated Master Management Agreement’s effective date. As a result of the inflation adjustment and effective July 1, 2023, the Ship Management Fee increased from $925 per vessel to $986 per vessel and the Flat Management Fee increased from $0.75 million to $0.8 million.

As a result of the inflation adjustment and effective July 1, 2024, the daily Ship Management Fee increased from $986 per vessel to $1,017 per vessel and the quarterly Flat Management Fee increased from $0.80 million to $0.82 million.

In addition to the Ship Management Fee and Flat Management Fee, effective July 1, 2024, under the addendum of the Amended and Restated Master Management Agreement, Castor Ships charges and collects (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of the Company’s vessels, on all gross income received by the Company’s shipowning subsidiaries arising out of or in connection with the operation of the Company’s vessels for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of any of the Company’s vessels is entitled to receive, will not exceed the aggregate rate of 6.25% on each vessel’s gross income and (ii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel or (b) the shares of a ship owning entity owning vessel(s) or (c) shares and/or other securities with an aggregate purchase or sale value, as the case may be, of an amount equal to, or in excess of, $10,000,000 issued by an entity engaged in the maritime industry.

Pavimar is paid directly by the dry bulk vessel owning subsidiaries its previously agreed proportionate daily management fee of $600 per vessel and Castor Ships is paid the residual amount of $325 (before the inflation adjustment) or $386, effective July 1, 2023, or $417, effective July 1, 2024. The Company also reimburses Castor Ships for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance or structural changes to the Company’s vessels.

The Amended and Restated Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Amended and Restated Master Management Agreement is terminated by the Company or is terminated by Castor Ships due to a material breach of its provisions by the Company or a change of control in the Company (including certain business combinations, such as a merger or the disposal of all or substantially all of the Company’s assets or changes in key personnel such as the Company’s current directors or Chief Executive Officer), Castor Ships shall be entitled to a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis. This termination fee is in addition to any termination fees provided for under each Amended Castor Ship Management Agreement.
In January 2023, Castor Ships transferred the technical sub-management of the Company’s containerships from Pavimar to a third-party ship management company.

As of December 31, 2023, in accordance with the provisions of the Amended Castor Ship Management Agreements, Castor Ships (i) had subcontracted to a third-party ship management company the technical management of the Company’s containerships and (ii) was co-managing with Pavimar the Company’s dry bulk vessels.

As of December 31, 2024, in accordance with the provisions of the Amended Castor Ship Management Agreements, Castor Ships (i) had subcontracted to a third-party ship management company the technical management of the Company’s containerships, except for M/V Raphaela and (ii) was co-managing with Pavimar the Company’s dry bulk vessels except the M/V Magic Celeste, M/V Magic Ariel and M/V Magic Starlight, for which Castor Ships has provided the technical management since August 16, 2024, October 9, 2024 (the date of its delivery to the Company) and December 18, 2024, respectively.

Castor Ships pays, at its own expense, the containership technical management company a fee for the services it has subcontracted to it, without any additional cost to the Company.

During the years ended December 31, 2022, 2023, and 2024, the Company’s subsidiaries were charged the following fees and commissions by Castor Ships: (i) management fees amounting to $2,182,400, $2,660,797 and $2,585,002, respectively, (ii) charter hire commissions amounting to $1,944,288, $1,274,384 and $1,170,615, respectively, (iii) sale and purchase commissions of $235,500 (due to the acquisition of one Panamax vessel in 2022),  sale and purchase commissions of $664,000 (due to the sale of three Panamax vessels and two Kamsarmax vessels in 2023) and $1,831,400 (relating to the sale of four Panamax vessels, two Kamsarmax vessels and one Capesize vessel in 2024, which are included in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income and to the acquisitions of the vessels M/V Magic Celeste, M/V Magic Ariel and M/V Raphaela (Note 7) in the year ended December 31, 2024, which are included in ‘Vessels, net’ in the accompanying consolidated balance sheet), respectively, and (iv) sale and purchase brokerage commissions of $1,919,773 due to the acquisition of the MPC Capital and $417,623 for other listed equity securities, which are included in the General and Administrative expenses and in the interest and finance costs, respectively, in the accompanying consolidated statements of comprehensive income.

Moreover, during the years ended December 31, 2022, 2023, and 2024, the flat management fees amounted to $2,100,000, $3,099,000 and $3,247,570, respectively, and are included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income.

The Amended Castor Ship Management Agreements also provide for an advance funding equal to two months of vessel daily operating costs to be placed with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2023, such advances amounted to $4,504,340 and $1,740,931, and are presented in ‘Due from related parties, non-current’ and ‘Due from related parties, current’, in the accompanying consolidated balance sheet, respectively. The amount of $1,740,931 is in relation to the M/V Magic Venus, M/V Magic Orion and M/V Magic Moon which have been classified as held for sale (Note 7(b)), and the M/V Magic Sun, M/V Magic Phoenix and M/V Magic Argo, that were sold on November 14, 2023, November 27, 2023 and December 14, 2023, respectively. As of December 31, 2024, such advances amounted to $3,504,667 and $761,998, and are presented in ‘Due from related parties, non-current’ and ‘Due from related parties, current’, in the accompanying consolidated balance sheet, respectively. The amount of $761,998 is in relation to the M/V Ariana A, M/V Gabriela A which have been classified as held for sale (Note 7(b)). In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2023, and December 31, 2024, aggregate working capital guarantee deposits due from Castor Ships of $605,688 and $22,958 respectively, which are presented in ‘Due from related parties, current’ in the accompanying consolidated balance sheets.

As of December 31, 2023 and December 31, 2024, net amounts of $43,689 and $1,083,025 were due from Castor Ships in relation to advances for operating expenses/drydock payments made by the Company to Castor Ships.

Further, as of December 31, 2023, and December 31, 2024, amounts of $107,099 and $460,475, respectively, were due to Castor Ships in connection with the services covered by the Amended Castor Ships Management Agreements. As a result, as of December 31, 2023 and December 31, 2024, net amounts of $2,283,209 and $1,407,506 were due from Castor Ships which are presented in ‘Due from related parties, current’, in the accompanying consolidated balance sheets.

 (b)     Pavimar:

From the Company’s inception and until June 30, 2022, Pavimar, provided, on an exclusive basis, all of the Company’s vessel owning subsidiaries with a wide range of shipping services, including crew management, technical management, operational management, insurance management, provisioning, bunkering, vessel accounting and audit support services, which it could choose to subcontract to other parties at its discretion. As from July 1, 2022, Pavimar has provided all of the Company’s vessel owning subsidiaries with the range of technical, crewing, insurance and operational services stipulated in the previous agreements in exchange for a daily management fee of $600 per vessel.

Effective July 1, 2022, the technical management agreements entered into between Pavimar and the Company’s tanker vessel owning subsidiaries were terminated by mutual consent. In connection with such termination, Pavimar and the tanker vessel owning subsidiaries agreed to mutually discharge and release each other from any past and future liabilities arising from the respective agreements. Further, with effect from July 1, 2022, pursuant to the terms of the Amended and Restated Master Management Agreement, Pavimar, continues to provide, as co-manager with Castor Ships, the dry-bulk vessel owning subsidiaries (except the subsidiaries that own the M/V Magic Celeste, M/V Magic Ariel and M/V Magic Starlight, for which Castor Ships has provided the technical management since August 16, 2024, October 9, 2024 (the date of their delivery to the Company) and December 18, 2024, respectively) with the same range of technical management services it provided prior to the Company’s entry into the Amended and Restated Management Agreement, in exchange for the previously agreed daily management fee of $600 per vessel. Pavimar also performed the technical management of containerships as sub-manager for Castor Ships from their date of acquisition up to January 2023. During the years ended December 31, 2022, 2023 and 2024, management fees paid amounted to $4,380,000, $4,506,600 and $2,223,600, respectively.

Pavimar had subcontracted the technical management of three of the Company’s dry bulk vessels to third-party ship-management companies for the year ended December 31, 2023, and none for the year ended  December 31, 2024. These third-party management companies provided technical management services to the respective vessels for a fixed annual fee which is paid by Pavimar at its own expense. In addition, Pavimar and its subcontractor third-party managers make payments for operating expenses with funds paid from the Company to Pavimar.

In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2023, and December 31, 2024, aggregate working capital guarantee deposits due from Pavimar of $258,252 and $0, respectively, which are presented in ‘Due from related parties, current’ in the accompanying consolidated balance sheets. In addition, Pavimar and its subcontractor third-party managers make payments for operating expenses with funds paid from the Company to Pavimar. As of December 31, 2023, and December 31, 2024, net amounts of $3,302,157 and $1,592,049 were due from Pavimar, respectively, in relation to advance payments to Pavimar on behalf of the Company. Further, as of December 31, 2023, and December 31, 2024, amounts of $193,450 and $187,000 were due to Pavimar in connection with additional services covered by the technical management agreements. As a result, as of December 31, 2023, and December 31, 2024, net amounts of $3,366,959 and $1,405,049 were due from Pavimar, respectively, which are presented in ‘Due from related parties, current’ in the accompanying consolidated balance sheets.

(c)     Investment in related party:

As discussed in Note 1, as part of the Spin-Off Castor received 140,000 Series A Preferred Shares, having a stated amount of $1,000 and a par value of $0.001 per share. The Company is the holder of all of the issued and outstanding Series A Preferred Shares (Note 1). The Series A Preferred Shares do not have voting rights. The Series A Preferred Shares are convertible into common shares at the Company’s option commencing upon the third anniversary of the issue date until but excluding the seventh anniversary, at a conversion price equal to the lesser of (i) 150% of the VWAP of Toro common shares over the five consecutive trading day period commencing on the Distribution Date, and (ii) the VWAP of Toro common shares over the 10 consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion; provided, that, in no event shall the conversion price be less than $2.50.

As there was no observable market for the Series A Preferred Shares, these were recognized at $117,222,135, being the fair value of the shares determined through Level 3 inputs of the fair value hierarchy by taking into consideration a third-party valuation. The fair value on the initial recognition is deemed to be the cost. The valuation methodology applied comprised the bifurcation of the value of the Series A Preferred Shares in two components namely, the “straight” preferred stock component and the option component. The mean of the sum of the two components was used to estimate the value for the Series A Preferred Shares at $117,222,135. The valuation methodology and the significant unobservable inputs used for each component are set out below:

	Valuation Technique	Unobservable Input	Values
“Straight” Preferred Stock Component	Discounted cash flow model	• Weighted average cost of capital	12.80%
Option Component	Black Scholes	• Volatility	69.00%
		• Risk-free rate	3.16%
		• Weighted average cost of capital	12.80%
		• Strike price	$5.75
		• Share price (based on the first 5 trading days volume weighted average)	$4.52

As of December 31, 2023 and December 31, 2024, the aggregate value of investments in Toro amounted to $117,537,135 and $117,560,467, including $315,000 and $338,332 of accrued dividends, respectively, and are separately presented as ‘Investment in related party’ in the accompanying consolidated balance sheets. As of December 31, 2024, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.

Furthermore, Castor is entitled to receive cumulative cash dividends, at the annual rate of 1.00% on the stated amount of $1,000 per share, of the 140,000 Series A Preferred Shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Toro’s Board of Directors approval. However, for each quarterly dividend period commencing on or after the reset date (the seventh anniversary of the issue date of the Series A Preferred Shares), the dividend rate will be the dividend rate in effect for the prior quarterly dividend period multiplied by a factor of 1.3; provided that the dividend rate will not exceed 20% per annum in respect of any quarterly dividend period. During the years ended December 31, 2022, 2023 and 2024, dividend income derived from the Company’s investment in Toro amounted to $0, $1,166,667 and $1,423,332 respectively and is presented in ‘Dividend income from related party’ in the accompanying consolidated statements of comprehensive income.

During the years ended December 31, 2024 and 2023, the Company received dividends of $1,400,000 and $851,667, respectively, from its investment in Toro.

Following the successful completion of the Spin-Off, Toro reimbursed Castor $2,694,647 for expenses related to the Spin-Off that had been incurred by Castor.

(d)     Issuance of Series D Preferred shares to Toro:

On August 7, 2023, the Company issued 50,000 5.00% Series D fixed rate cumulative perpetual convertible preferred shares (the “Series D Preferred Shares”) to Toro in exchange for $50,000,000 in cash and on December 12, 2024, the Company issued an additional 50,000 Series D Preferred Shares to Toro in exchange for $50,000,000 in cash, as referenced in Note 14. The amounts of accrued dividend on the Series D Preferred Shares due to Toro as of December 31, 2023, and as of December 31, 2024 were $541,666 and $687,500 respectively, and are presented in ‘Due to related parties, current’ in the accompanying consolidated balance sheets.

(e)     Long-term debt, related party

On December 11, 2024, Castor entered into a facility agreement with Toro to receive a $100.0 million senior term loan facility from Toro (the “Term Loan”) which was drawn down on the same date. The Term Loan has a tenor of 5 years, bears interest at the secured overnight financing rate (“SOFR”) plus 1.80% per annum, is guaranteed by ten wholly-owned ship-owning subsidiaries of Castor and is payable in (a) twenty (20) consecutive quarterly installments, each of  $2,500,000, commencing on March 11, 2025, and (b) a balloon installment in the amount of $50.0 million at its maturity together with the last quarterly installment. The Term Loan is secured by first priority mortgages on and first priority general assignments covering insurance policies and requisition compensation over the ten vessels owned by wholly-owned subsidiaries of Castor. Pursuant to the terms of this facility, Castor is also subject to certain negative covenants customary for facilities of this type, which may be waived in Toro’s sole discretion.

	Year Ended
Loan facilities	December 31, 2023	December 31, 2024
$100 million senior term loan facility	—	100,000,000
Total long-term debt, related party	$—	$100,000,000
Less: Deferred financing costs	—	(108,215)
Total long-term debt, related party, net of deferred finance costs	$—	$99,891,785

Presented:
Current portion of long-term debt, related party	$—	$10,000,000
Less: Current portion of deferred finance costs	—	(29,377)
Current portion of long-term debt, related party, net of deferred finance costs	$—	$9,970,623

Non-Current portion of long-term debt, related party	$—	$90,000,000
Less: Non-Current portion of deferred finance costs	—	(78,838)
Non-Current portion of long-term debt, related party, net of deferred finance costs	$—	$89,921,162

As of December 31, 2024, the Company was in compliance with all financial covenants prescribed in this debt agreement.

The annual principal payments for the Company’s outstanding debt arrangement with the related party as of December 31, 2024, required to be made after the balance sheet date, are as follows:

Year ending December 31,	Amount
2025	$10,000,000
2026	10,000,000
2027	10,000,000
2028	10,000,000
2029	60,000,000
Total long-term debt, related party	$100,000,000

The weighted average interest rate on the Company’s related party long-term debt for the years ended December 31, 2024 was 6.24%.

Total interest incurred on related party long-term debt for the year ended December 31, 2022, 2023 and 2024, amounted to $0, $0 and $364,205 respectively, and is included in Interest and finance costs (Note 22) in the accompanying consolidated statements of comprehensive income.

The above transaction and its terms were approved by the independent members of the board of directors of each of Castor and Toro at the recommendation of their respective special committees composed of independent and disinterested directors, which negotiated the transaction and its terms.

On March 24, 2025, March 31, 2025 and on April 28, 2025, the Company performed partial prepayments to Toro related to the Term Loan amounting to $13,500,000, $34,000,000 and $14,000,000, respectively. The prepayment of $13,500,000 was made pursuant to the sale of M/V Magic Eclipse on March 24, 2025. The prepayment of $14,000,000 was made pursuant to the sale of M/V Magic Callisto on April 28, 2025. On May 5, 2025, the Company prepaid the amount of $36,000,000 remaining outstanding at that date. As of the date of this Annual Report, the Term Loan has been fully repaid.

(f)     Vessel Acquisitions/Disposals:

On January 4, 2022, the Company’s wholly owned subsidiary, Mickey, pursuant to a purchase agreement entered into on December 17, 2021, took delivery of the M/V Magic Callisto, a Japanese-built Panamax dry bulk carrier acquired from a third-party in which a family member of Petros Panagiotidis had a minority interest. The vessel was purchased for $23.55 million. The terms of the transaction were negotiated and approved by a special committee of disinterested and independent directors of the Company. The M/V Magic Callisto acquisition was financed with cash on hand.

Further, on October 26, 2022, two of the Company’s wholly owned subsidiaries, Tom S and Jerry S, entered into two separate agreements for each to acquire a 2005 German-built 2,700 TEU containership vessel, from two separate entities beneficially owned by family members of Petros Panagiotidis. The purchase price for such vessels was $25.75 million and $25.00 million, respectively. The terms of these transactions were negotiated and approved by a special committee of the Company’s disinterested and independent directors. The acquisition of both vessels was financed with cash on hand and by utilizing the net proceeds from the $22.5 Million Term Loan Facility.

On December 21, 2023, the Company entered into an agreement with an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Venus for a gross sale price of $17.5 million. The vessel was delivered to its new owner on May 10, 2024.

On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Nova for a gross sale price of $16.1 million. The vessel was delivered to its new owners on March 11, 2024.

On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Horizon for a gross sale price of $15.8 million. The vessel was delivered to its new owners on May 28, 2024.

On February 15, 2024, the Company entered into an agreement with an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Nebula for a gross sale price of $16.2 million. The vessel was delivered to its new owners on April 18, 2024. During the year ended December 31, 2024, the Company has agreed to pay a brokerage commission of $324,000 on the sale of M/V Magic Nebula to a company related to the buyer of the vessel. Such amount is included in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.

The terms of all the above acquisitions / sales were each negotiated and approved by a special committee of the Company’s disinterested and independent directors.

(g)     MPC Capital related parties

A significant part of the Company’s asset management segment revenues, including management fees, transaction fees and other revenues, are earned from entities that the Company manages or holds equity investments in and that meet the definition of a related party in accordance with ASC 850-10-20. These entities are related parties of the Company.

Revenues from services with related parties	December 16 to December 31, 2024
MPC Container Ships ASA	$273,785
MPC Energy Solutions NV	68,765
MPC Caribbean Clean Energy Limited	39,228
Total	$381,778

Further, for the year ended December 31, 2024, a one-time compensation of $2.6 million, which is included in the General and Administrative expenses in the accompanying consolidated statements of comprehensive income, is payable to certain officers of a subsidiary related to a business combination. This amount was paid in February 2025.

During the year ended December 31, 2024, material related party relationships, include the following:

MPC Container Ships ASA

MPC Capital holds around 13.7% of the shares in MPC Container Ships ASA, indirectly through MPC CSI GmbH, Hamburg. MPC Container Ships ASA is an equity method investment of the Company and – together with its subsidiaries – is considered a related party of the Company. The Company provides corporate management and commercial ship management services to MPC Container Ships ASA and its subsidiaries.

The outstanding amounts from service performed for MPC Container Ships ASA and its subsidiaries, included in accounts receivable due from related parties in the accompanying consolidated balance sheet, amount to $202,274 as of December 31, 2024.

MPC Energy Solutions NV

MPC Capital holds around 20.5% of the shares in MPC Energy Solutions NV as of December 31, 2024. MPC Energy Solutions NV is an equity method investment of the Company and – together with its subsidiaries – is considered a related party of the Company. The Company provides corporate management and asset management services to MPC Energy Solutions NV and its subsidiaries.

The outstanding amounts from service performed for MPC Energy Solutions NV and its subsidiaries, included in accounts receivable due from related parties in the accompanying consolidated balance sheet, amount to $777,997 as of December 31, 2024.

MPC Caribbean Clean Energy Limited

MPC Capital holds around 22.2% of the shares in MPC Caribbean Clean Energy Limited as of December 31, 2024. MPC Caribbean Clean Energy Limited is an equity method investment of the Company and – together with its subsidiaries – is considered a related party of the Company. The Company acts as a fund manager to MPC Caribbean Clean Energy Limited and its subsidiaries.

The outstanding amounts from services performed for MPC Caribbean Clean Energy Limited and its subsidiaries, included in accounts receivable due from related parties in the accompanying consolidated balance sheet, amount to $523,304 as of December 31, 2024.